INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of current and deferred components of income tax expenses (benefits)
	Year ended December 31,
	2013	2014	2015

Current tax	$70,426	$(9,283)	$-
Deferred tax	303,158	151,837	-

	$373,584	$142,554	$-

Schedule of principal components of the Group's deferred income tax assets and liabilities
	December 31,
	2014	2015
Deferred tax assets:
Net operating loss carrying forward	$18,481,333	$17,625,830

Total deferred tax assets	18,481,333	17,625,830
Valuation allowance on deferred tax assets	(18,481,333)	(17,625,830)

Net deferred tax assets (non-current)	$-	$-

Schedule of movement of valuation allowance
	Year ended December 31,
	2013	2014	2015

At the beginning of the year	$18,238,463	$17,777,605	$18,481,333
Tax loss expired	(1,732,828)	(3,039,002)	(2,501,714)
Liquidation of subsidiaries	(303,557)	(324,524)	-
Exchange realignment	541,242	(66,707)	(929,898)
Change in tax rate	920,005	37,653	95,238
Change for the year	114,280	4,096,308	2,480,871

At the end of the year	$17,777,605	$18,481,333	$17,625,830

Schedule of reconciliation of the income tax expenses (benefits) to the amount computed by applying the current tax rate to income (loss) before income taxes in the statements of operations
A reconciliation of the income tax benefits to the amount computed by applying the current tax rate to loss before income taxes in the statements of operations is as follows:

	Year ended December 31,
	2013	2014	2015
Expected taxation at PRC EIT statutory rate of 25%	$(5,920,694)	$(7,830,848)	$(6,330,915)
Effect of different tax rates	1,069,008	(731,720)	1,503,740
Effect of loss that cannot be carried forward	1,305,869	754,828	109,710
Tax expense arising from items which are not deductible or not taxable for tax purpose:
- non-deductible entertainment expenses	584,296	305,119	240,274
- others, net	3,906,086	1,245,086	814,053
Effect of tax exemption and tax concessions	(685,261)	2,303,781	1,182,267
Change in valuation allowance	114,280	4,096,308	2,480,871

Total income tax expenses	$373,584	$142,554	$-